Fair Value - Fair Value and Unpaid Principal Balance of Assets and Liabilities Carried Under Fair Value Option (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	$ 11,268,401	$ 10,341,375	$ 6,710,211
Receivables related to Non-Residual Trusts	36,181	43,545	53,975
Assets, Fair Value	11,304,582	10,384,920	6,764,186
Mortgage-backed debt at fair value	651,784	684,778	757,286
HMBS related obligations at fair value	9,472,666	8,652,746	5,874,552
Liabilities, Fair Value	10,124,450	9,337,524	6,631,838
Receivables related to Non-Residual Trusts	36,524	43,988	54,604
Assets, Unpaid Principal Balance	13,845,227	9,883,799	6,286,286
Mortgage-backed debt related to Non-Residual Trusts	695,366	735,379	825,200
HMBS related obligations	8,646,651	7,959,711	5,169,135
Liabilities, Unpaid Principal Balance	9,342,017	8,695,090	5,994,335
VIE Primary Beneficiary [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	557,786	587,265	646,498
Receivables related to Non-Residual Trusts	36,181	43,545
Mortgage-backed debt at fair value	651,784	684,778	757,286
Reverse Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	9,482,030	8,738,503	6,047,108
Residential Loans, Unpaid Principal Balance	8,741,715	8,135,927	5,400,876
Forward Loans in Non-Residual Trusts [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	557,786	587,265	646,498
Residential Loans, Unpaid Principal Balance	687,940	727,110	814,481
Forward Loans Held for Sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	1,173,588	1,015,607	16,605
Residential Loans, Unpaid Principal Balance	1,106,136	976,774	16,325
Charged Off Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential loans at fair value	54,997	0
Residential Loans, Unpaid Principal Balance	$ 3,272,912	$ 0